Consolidated Statement of Comprehensive Income ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Income Statement [Abstract]
Profit for the year	₨ 1,531,862	$ 20,838	₨ 705,377	₨ 1,068,703
Items that will not be reclassified to profit or loss
Remeasurements of the net defined benefit liability/asset	5,179	70	10,816	2,671
Items that may be reclassified to profit or loss
Exchange differences on translation of foreign operations	(8,415)	(114)	28,188	18,307
Total other comprehensive income, net of taxes	(3,236)	(44)	39,004	20,978
Total comprehensive income	1,528,626	20,796	744,381	1,089,681
Total comprehensive income attributable to:
Equity holders of the Company	1,528,626	20,796	744,381	1,089,681
Non-controlling interest
Total comprehensive income	₨ 1,528,626	$ 20,796	₨ 744,381	₨ 1,089,681